Share Capital And Share Premium (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital And Share Premium [Abstract]
Summary of Share Capital and Share Premium

	Ordinary share
	Number of shares	Share capital	Share premium
		RMB’000	RMB’000
As of January 1, 2021	1,231,150,560	77	33,213,426

Retirement of ordinary shares (a)	(35,644,803)	(2)	—
Issuance of ordinary shares for share-based payment (b)	8,000,000	—	—
Exercise of share-based payment	—	—	152,360

As of December 31, 2021	1,203,505,757	75	33,365,786

Exercise of share-based payment	—	—	127,063
Redemption and extension of convertible promissory notes (Note 33(a))	—	—	6,209,598
Cash Dividend (Note 44)	—	—	(7,628,573)

As of December 31, 2022	1,203,505,757	75	32,073,874

Exercise of share-based payment	—	—	17,403
Repayment of optionally convertible promissory notes (Note 34(a))	—	—	1,489,748
Cash Dividend (Note 44)	—	—	(1,438,792)

As of December 31, 2023	1,203,505,757	75	32,142,233

(a)
The Company’s board of directors previously designated Tun Kung Company Limited, a principal shareholder of the Company, as the entity to hold 35,644,803 shares reserved under the share incentive plans of the Company, pursuant to authorization under the existing plans.
 As of December 31, 2021, such arrangement for the exercise of share-based payments was terminated.

(b)	The Company issued 8 million shares for the future exercise of share-based payments during the year ended December 31, 2021, which amounted to RMB517.